Accounts Payable and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Labilities

Accounts payable and accrued labilities as of June 30, 2026 and December 31, 2025 are summarized as follows:

	June 30,	December 31,
	2026	2025
Trade payable	€5,475,322	€12,341,945
VAT payable	731,928	132,746
Payroll taxes payable	16,574	43,824
Customer deposits	624,975	121,015
Others	-	8,000
	€6,848,799	€12,647,530